Commitments and Contingencies (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Minimum liquid reserve escrow	$ 96		$ 95
Restricted cash in escrow	68		43
Restricted investments	28
Management fees	$ 7	$ 5	$ 24	$ 21